International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition	12 Months Ended
Dec. 31, 2022
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition

(21) International Bancshares Corporation (Parent Company Only) Financial Information

Statements of Condition

(Parent Company Only)

December 31, 2022 and 2021

(Dollars in Thousands)

	2022	2021
ASSETS
Cash	$89,263	$62,564
Other investments	114,901	90,555
Net loans	42,519	10,401
Investment in subsidiaries	1,933,269	2,281,597
Goodwill	3,365	3,365
Other assets	7,181	1,644
Total assets	$2,190,498	$2,450,126
LIABILITIES AND SHAREHOLDERS’ EQUITY
Liabilities:
Junior subordinated deferrable interest debentures	$134,642	$134,642
Due to IBC Trading	21	21
Other liabilities	11,076	6,982
Total liabilities	145,739	141,645
Shareholders’ equity:
Common shares	96,420	96,351
Surplus	154,061	152,144
Retained earnings	2,695,567	2,470,710
Accumulated other comprehensive income (loss)	(470,497)	(31,980)
	2,475,551	2,687,225
Less cost of shares in treasury	(430,792)	(378,744)
Total shareholders’ equity	2,044,759	2,308,481
Total liabilities and shareholders’ equity	$2,190,498	$2,450,126